Distribution Date:	03/17/26	BANK5 2026-5YR20
Determination Date:	03/11/26
Next Distribution Date:	04/17/26
Record Date:	02/27/26	Commercial Mortgage Pass-Through Certificates
Series 2026-5YR20

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.

Certificate Factor Detail	3		Attention: Leland F. Bunch, III	leland.f.bunch@bofa.com; cmbsnotices@bofa.com

Certificate Interest Reconciliation Detail	4		One Bryant Park, NY-100-11-07 | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: Servicing Department	commercial.servicing@trimont.com;
Exchangeable Certificate Factor Detail	6			legaldepartment@trimont.com
Additional Information	7		One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States

Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC

Bond / Collateral Reconciliation - Balances	9		Attention: Liat Heller	liat.heller@rialtocapital.com
			200 S. Biscayne Blvd, Suite 3550 | Miami, FL 33131 | United States
Current Mortgage Loan and Property Stratification	10-14
		Certificate Administrator	Computershare Trust Company, N.A.
Mortgage Loan Detail (Part 1)	15-16
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Mortgage Loan Detail (Part 2)	17-18			trustadministrationgroup@computershare.com

Principal Prepayment Detail	19		9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Trustee	Deutsche Bank National Trust Company
Historical Detail	20
			Attention: Trust Administration	cmbsadmin@list.db.com
Delinquency Loan Detail	21
			1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Collateral Stratification and Historical Detail	22
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Specially Serviced Loan Detail - Part 1	23	Representations Reviewer

Specially Serviced Loan Detail - Part 2	24		Attention: BANK5 2026-5YR20 – Surveillance Manager	cmbs.notices@parkbridgefinancial.com
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Modified Loan Detail	25

Historical Liquidated Loan Detail	26

Historical Bond / Collateral Loss Reconciliation Detail	27

Interest Shortfall Detail - Collateral Level	28

Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06650JAA6	4.300000%	1,080,000.00	1,080,000.00	11,779.59	3,870.00	0.00	0.00	15,649.59	1,068,220.41	30.00%	30.00%
A-2	06650JAB4	4.619000%	240,000,000.00	240,000,000.00	0.00	923,800.00	0.00	0.00	923,800.00	240,000,000.00	30.00%	30.00%
A-3	06650JAG3	5.104000%	418,131,000.00	418,131,000.00	0.00	1,778,450.52	0.00	0.00	1,778,450.52	418,131,000.00	30.00%	30.00%
A-S	06650JAP3	5.336000%	95,351,000.00	95,351,000.00	0.00	423,994.11	0.00	0.00	423,994.11	95,351,000.00	19.88%	19.88%
B	06650JAU2	5.535000%	47,086,000.00	47,086,000.00	0.00	217,184.17	0.00	0.00	217,184.17	47,086,000.00	14.88%	14.88%
C	06650JAZ1	6.037000%	35,315,000.00	35,315,000.00	0.00	177,663.88	0.00	0.00	177,663.88	35,315,000.00	11.13%	11.13%
D	06650JBJ6	4.500000%	31,784,000.00	31,784,000.00	0.00	119,190.00	0.00	0.00	119,190.00	31,784,000.00	7.75%	7.75%
E	06650JBL1	4.500000%	20,011,000.00	20,011,000.00	0.00	75,041.25	0.00	0.00	75,041.25	20,011,000.00	5.63%	5.63%
F-RR	06650JBN7	6.235211%	12,949,000.00	12,949,000.00	0.00	67,283.12	0.00	0.00	67,283.12	12,949,000.00	4.25%	4.25%
G-RR*	06650JBQ0	6.235211%	40,024,167.00	40,024,167.00	0.00	207,965.92	0.00	0.00	207,965.92	40,024,167.00	0.00%	0.00%
RR	06650JBW7	6.235211%	14,299,048.00	14,299,048.00	178.86	74,297.98	0.00	0.00	74,476.84	14,298,869.14	0.00%	0.00%
RR Interest	B20059703374	6.235211%	5,999,785.00	5,999,785.00	75.05	31,174.94	0.00	0.00	31,249.99	5,999,709.95	0.00%	0.00%
R	06650JBU1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	06650JBS6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			962,030,000.00	962,030,000.00	12,033.50	4,099,915.89	0.00	0.00	4,111,949.39	962,017,966.50

X-A	06650JAM0	1.309102%	659,211,000.00	659,211,000.00	0.00	719,145.61	0.00	0.00	719,145.61	659,199,220.41
X-B	06650JAN8	0.707224%	177,752,000.00	177,752,000.00	0.00	104,758.78	0.00	0.00	104,758.78	177,752,000.00
X-D	06650JBE7	1.735211%	31,784,000.00	31,784,000.00	0.00	45,959.94	0.00	0.00	45,959.94	31,784,000.00
X-E	06650JBG2	1.735211%	20,011,000.00	20,011,000.00	0.00	28,936.08	0.00	0.00	28,936.08	20,011,000.00
Notional SubTotal			888,758,000.00	888,758,000.00	0.00	898,800.41	0.00	0.00	898,800.41	888,746,220.41

Deal Distribution Total					12,033.50	4,998,716.30	0.00	0.00	5,010,749.80

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06650JAA6	1,000.00000000	10.90702778	3.58333333	0.00000000	0.00000000	0.00000000	0.00000000	14.49036111	989.09297222
A-2	06650JAB4	1,000.00000000	0.00000000	3.84916667	0.00000000	0.00000000	0.00000000	0.00000000	3.84916667	1,000.00000000
A-3	06650JAG3	1,000.00000000	0.00000000	4.25333333	0.00000000	0.00000000	0.00000000	0.00000000	4.25333333	1,000.00000000
A-S	06650JAP3	1,000.00000000	0.00000000	4.44666663	0.00000000	0.00000000	0.00000000	0.00000000	4.44666663	1,000.00000000
B	06650JAU2	1,000.00000000	0.00000000	4.61249989	0.00000000	0.00000000	0.00000000	0.00000000	4.61249989	1,000.00000000
C	06650JAZ1	1,000.00000000	0.00000000	5.03083336	0.00000000	0.00000000	0.00000000	0.00000000	5.03083336	1,000.00000000
D	06650JBJ6	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
E	06650JBL1	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
F-RR	06650JBN7	1,000.00000000	0.00000000	5.19600896	0.00000000	0.00000000	0.00000000	0.00000000	5.19600896	1,000.00000000
G-RR	06650JBQ0	1,000.00000000	0.00000000	5.19600870	0.00000000	0.00000000	0.00000000	0.00000000	5.19600870	1,000.00000000
RR	06650JBW7	1,000.00000000	0.01250853	5.19600885	0.00000000	0.00000000	0.00000000	0.00000000	5.20851738	999.98749147
RR Interest	B20059703374	1,000.00000000	0.01250878	5.19600952	0.00000000	0.00000000	0.00000000	0.00000000	5.20851831	999.98749122
R	06650JBU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	06650JBS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	06650JAM0	1,000.00000000	0.00000000	1.09091870	0.00000000	0.00000000	0.00000000	0.00000000	1.09091870	999.98213077
X-B	06650JAN8	1,000.00000000	0.00000000	0.58935359	0.00000000	0.00000000	0.00000000	0.00000000	0.58935359	1,000.00000000
X-D	06650JBE7	1,000.00000000	0.00000000	1.44600868	0.00000000	0.00000000	0.00000000	0.00000000	1.44600868	1,000.00000000
X-E	06650JBG2	1,000.00000000	0.00000000	1.44600870	0.00000000	0.00000000	0.00000000	0.00000000	1.44600870	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	02/01/26 - 02/28/26	30	0.00	3,870.00	0.00	3,870.00	0.00	0.00	0.00	3,870.00	0.00
X-A	02/01/26 - 02/28/26	30	0.00	719,145.61	0.00	719,145.61	0.00	0.00	0.00	719,145.61	0.00
X-B	02/01/26 - 02/28/26	30	0.00	104,758.78	0.00	104,758.78	0.00	0.00	0.00	104,758.78	0.00
X-D	02/01/26 - 02/28/26	30	0.00	45,959.94	0.00	45,959.94	0.00	0.00	0.00	45,959.94	0.00
X-E	02/01/26 - 02/28/26	30	0.00	28,936.08	0.00	28,936.08	0.00	0.00	0.00	28,936.08	0.00
A-2	02/01/26 - 02/28/26	30	0.00	923,800.00	0.00	923,800.00	0.00	0.00	0.00	923,800.00	0.00
A-3	02/01/26 - 02/28/26	30	0.00	1,778,450.52	0.00	1,778,450.52	0.00	0.00	0.00	1,778,450.52	0.00
A-S	02/01/26 - 02/28/26	30	0.00	423,994.11	0.00	423,994.11	0.00	0.00	0.00	423,994.11	0.00
B	02/01/26 - 02/28/26	30	0.00	217,184.17	0.00	217,184.17	0.00	0.00	0.00	217,184.17	0.00
C	02/01/26 - 02/28/26	30	0.00	177,663.88	0.00	177,663.88	0.00	0.00	0.00	177,663.88	0.00
D	02/01/26 - 02/28/26	30	0.00	119,190.00	0.00	119,190.00	0.00	0.00	0.00	119,190.00	0.00
E	02/01/26 - 02/28/26	30	0.00	75,041.25	0.00	75,041.25	0.00	0.00	0.00	75,041.25	0.00
F-RR	02/01/26 - 02/28/26	30	0.00	67,283.12	0.00	67,283.12	0.00	0.00	0.00	67,283.12	0.00
G-RR	02/01/26 - 02/28/26	30	0.00	207,965.92	0.00	207,965.92	0.00	0.00	0.00	207,965.92	0.00
RR	02/01/26 - 02/28/26	30	0.00	74,297.98	0.00	74,297.98	0.00	0.00	0.00	74,297.98	0.00
RR Interest	02/01/26 - 02/28/26	30	0.00	31,174.94	0.00	31,174.94	0.00	0.00	0.00	31,174.94	0.00
Totals			0.00	4,998,716.30	0.00	4,998,716.30	0.00	0.00	0.00	4,998,716.30	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-2 (Exch)	N/A	4.619000%	240,000,000.00	240,000,000.00	0.00	923,800.00	0.00	0.00	923,800.00	240,000,000.00
A-2-1	06650JAC2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-2	06650JAD0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-X1	06650JAE8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-X2	06650JAF5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3 (Exch)	N/A	5.104000%	418,131,000.00	418,131,000.00	0.00	1,778,450.52	0.00	0.00	1,778,450.52	418,131,000.00
A-3-1	06650JAH1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	06650JAJ7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	06650JAK4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	06650JAL2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (Exch)	N/A	5.336000%	95,351,000.00	95,351,000.00	0.00	423,994.11	0.00	0.00	423,994.11	95,351,000.00
A-S-1	06650JAQ1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06650JAR9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	06650JAS7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	06650JAT5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Exch)	N/A	5.535000%	47,086,000.00	47,086,000.00	0.00	217,184.17	0.00	0.00	217,184.17	47,086,000.00
B-1	06650JAV0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	06650JAW8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	06650JAX6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	06650JAY4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Exch)	N/A	6.037000%	35,315,000.00	35,315,000.00	0.00	177,663.88	0.00	0.00	177,663.88	35,315,000.00
C-1	06650JBA5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	06650JBB3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	06650JBC1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	06650JBD9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			835,883,000.00	835,883,000.00	0.00	3,521,092.68	0.00	0.00	3,521,092.68	835,883,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-2-1	06650JAC2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2-2	06650JAD0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-1	06650JAH1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-2	06650JAJ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	06650JAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	06650JAR9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	06650JAV0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	06650JAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	06650JBA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	06650JBB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-2-X1	06650JAE8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2-X2	06650JAF5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X1	06650JAK4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X2	06650JAL2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	06650JAS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	06650JAT5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	06650JAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	06650JAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	06650JBC1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	06650JBD9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information

Total Available Distribution Amount (1)	5,010,749.80
Non-VRR Interest Available Funds	4,905,022.99
VRR Interest Available Funds	105,726.82
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,679,219.97	Master Servicing Fee	4,824.81
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,082.81
Interest Adjustments	0.00	Trustee Fee	1,250.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	374.12
ARD Interest	0.00	Operating Advisor Fee	1,025.10
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	194.54
Extension Interest	0.00
Interest Reserve Withdrawal	333,247.75
Total Interest Collected	5,012,467.72	Total Fees	13,751.38

Principal		Expenses/Reimbursements
Scheduled Principal	12,033.50	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	12,033.50	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,998,716.30
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	12,033.50
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,010,749.80
Total Funds Collected	5,024,501.22	Total Funds Distributed	5,024,501.18

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	962,030,000.00	962,030,000.00	Beginning Certificate Balance	962,030,000.00
(-) Scheduled Principal Collections	12,033.50	12,033.50	(-) Principal Distributions	12,033.50
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	962,017,966.50	962,017,966.50	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	962,030,000.00	962,030,000.00	Ending Certificate Balance	962,017,966.50
Ending Actual Collateral Balance	962,017,966.50	962,017,966.50

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.24%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	15,000,000 or less	22	183,522,966.50	19.08%	58	6.5192	1.644129	1.50 or less	15	227,510,000.00	23.65%	58	6.4476	1.308367
15,000,001 to 25,000,000		5	98,750,000.00	10.26%	57	6.2631	2.401073	1.51 to 1.70	9	191,325,000.00	19.89%	57	6.7585	1.564164
25,000,001 to 35,000,000		3	94,500,000.00	9.82%	57	6.4174	1.284127	1.71 to 1.90	6	217,195,000.00	22.58%	58	6.0531	1.782523
35,000,001 to 45,000,000		3	119,500,000.00	12.42%	58	5.8792	1.889456	1.91 or greater	10	325,987,966.50	33.89%	57	5.9555	3.031814
	45,000,001 or greater	7	465,745,000.00	48.41%	58	6.2097	2.332690	Totals	40	962,017,966.50	100.00%	58	6.2536	2.050295
	Totals	40	962,017,966.50	100.00%	58	6.2536	2.050295
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	11	6,379,970.95	0.66%	58	6.4589	1.692184	New Jersey	6	7,327,551.02	0.76%	57	5.9402	2.619432
Arizona	3	5,536,734.69	0.58%	58	6.2226	1.543454	New Mexico	2	2,551,530.61	0.27%	57	6.3319	1.441140
Arkansas	1	153,061.22	0.02%	56	5.8192	3.340000	New York	13	128,131,632.64	13.32%	58	6.2215	1.882764
California	23	158,659,604.93	16.49%	58	5.8795	1.826731	North Carolina	6	24,073,163.27	2.50%	59	6.4088	1.398712
Colorado	2	451,020.41	0.05%	56	5.8192	3.340000	North Dakota	1	204,081.63	0.02%	56	5.8192	3.340000
Connecticut	3	911,224.49	0.09%	56	5.8192	3.340000	Ohio	9	1,840,816.32	0.19%	56	5.8192	3.340000
Florida	27	7,537,755.10	0.78%	56	5.8192	3.340000	Oklahoma	2	4,515,509.95	0.47%	59	6.1484	1.435808
Georgia	12	5,928,571.42	0.62%	57	6.9361	2.195120	Oregon	1	273,469.39	0.03%	56	5.8192	3.340000
Hawaii	2	650,000.00	0.07%	56	5.8192	3.340000	Pennsylvania	5	5,963,877.55	0.62%	58	6.8205	2.056322
Illinois	9	16,241,836.74	1.69%	59	6.6560	1.771212	Puerto Rico	10	3,244,897.96	0.34%	56	5.8192	3.340000
Indiana	14	21,017,346.94	2.18%	59	6.6895	1.589779	South Carolina	4	852,040.81	0.09%	56	5.8192	3.340000
Iowa	1	88,775.52	0.01%	56	5.8192	3.340000	Tennessee	5	36,365,905.28	3.78%	59	6.2451	1.852802
Kansas	1	223,469.39	0.02%	56	5.8192	3.340000	Texas	13	106,521,836.72	11.07%	58	6.0670	1.745606
Kentucky	12	13,128,673.48	1.36%	58	6.5721	1.638842	Vermont	1	209,183.67	0.02%	56	5.8192	3.340000
Louisiana	5	4,884,183.67	0.51%	58	6.4939	1.580699	Virginia	8	80,375,721.60	8.35%	57	6.3721	1.426775
Maine	1	195,918.37	0.02%	56	5.8192	3.340000	Washington	1	234,693.88	0.02%	56	5.8192	3.340000
Maryland	7	79,739,775.51	8.29%	56	7.1546	1.570856	West Virginia	6	919,387.76	0.10%	56	5.8192	3.340000
Massachusetts	6	41,446,938.78	4.31%	58	6.3363	2.336307	Wisconsin	1	186,734.69	0.02%	56	5.8192	3.340000
Michigan	9	17,375,510.22	1.81%	59	6.2908	1.744996	Wyoming	2	8,958,061.48	0.93%	59	6.1580	1.380000
Minnesota	2	448,979.60	0.05%	56	5.8192	3.340000	Totals	263	962,017,966.50	100.00%	58	6.2536	2.050295
Mississippi	5	6,234,233.14	0.65%	58	6.2992	1.654320
									Property Type³
Missouri	4	953,061.22	0.10%	56	5.8192	3.340000
Nebraska	2	337,755.10	0.04%	56	5.8192	3.340000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Nevada	4	160,401,632.65	16.67%	57	6.1088	3.313778		Properties	Balance	Agg. Bal.			DSCR¹
New Hampshire	1	341,836.73	0.04%	56	5.8192	3.340000	Industrial	10	132,665,000.00	13.79%	59	6.0932	1.695707
							Lodging	6	216,207,966.50	22.47%	58	6.2417	3.124612
							Mixed Use	2	45,750,000.00	4.76%	58	5.1828	2.062459
							Mobile Home Park	17	43,800,000.00	4.55%	58	6.4255	1.410325
							Multi-Family	6	148,650,000.00	15.45%	58	6.4137	1.331080
							Office	3	86,320,000.00	8.97%	56	7.2651	1.538545
							Retail	215	269,280,000.00	27.99%	58	6.0946	2.049596
							Self Storage	4	19,345,000.00	2.01%	58	6.0988	1.714970
							Totals	263	962,017,966.50	100.00%	58	6.2536	2.050295

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.9999% or less	6	270,475,000.00	28.12%	58	5.7572	2.135979	12 months or less	40	962,017,966.50	100.00%	58	6.2536	2.050295
	6.0000% to 6.9999%	31	611,992,966.50	63.62%	58	6.3281	2.078259	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	7.0000% or greater	3	79,550,000.00	8.27%	56	7.3678	1.543828	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	962,017,966.50	100.00%	58	6.2536	2.050295	Totals	40	962,017,966.50	100.00%	58	6.2536	2.050295
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	40	962,017,966.50	100.00%	58	6.2536	2.050295	Interest Only	38	938,430,000.00	97.55%	58	6.2483	2.052890
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	359 months or less	2	23,587,966.50	2.45%	59	6.4627	1.947052
	Totals	40	962,017,966.50	100.00%	58	6.2536	2.050295	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	40	962,017,966.50	100.00%	58	6.2536	2.050295
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		40	962,017,966.50	100.00%	58	6.2536	2.050295			No outstanding loans in this group
	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	962,017,966.50	100.00%	58	6.2536	2.050295
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	329580030	LO	Las Vegas	NV	Actual/360	6.079%	226,942.21	0.00	0.00	N/A	12/09/30	--	48,000,000.00	48,000,000.00	03/09/26
1A	329580031				Actual/360	6.079%	226,942.21	0.00	0.00	N/A	12/09/30	--	48,000,000.00	48,000,000.00	03/09/26
2	300802647	IN	Various	Various	Actual/360	5.925%	410,602.50	0.00	0.00	N/A	02/01/31	--	89,100,000.00	89,100,000.00	03/01/26
3	251018138	RT	San Antonio	TX	Actual/360	5.923%	384,090.10	0.00	0.00	N/A	01/01/31	--	83,375,000.00	83,375,000.00	03/01/26
4	310968951	LO	New York	NY	Actual/360	6.128%	392,736.71	0.00	0.00	N/A	01/11/31	--	82,400,000.00	82,400,000.00	03/11/26
5	331201005	OF	Columbia	MD	Actual/360	7.371%	377,231.40	0.00	0.00	N/A	10/06/30	--	65,800,000.00	65,800,000.00	03/06/26
6	310972674	RT	Various	Various	Actual/360	5.819%	113,151.02	0.00	0.00	N/A	11/06/30	--	25,000,000.00	25,000,000.00	03/06/26
6A	310972675				Actual/360	5.819%	113,151.02	0.00	0.00	N/A	11/06/30	--	25,000,000.00	25,000,000.00	03/06/26
7	310972465	RT	Sparks	NV	Actual/360	6.050%	230,901.61	0.00	0.00	N/A	01/11/31	--	49,070,000.00	49,070,000.00	03/11/26
8	331261001	MU	San Diego	CA	Actual/360	4.968%	162,299.26	0.00	0.00	01/09/31	01/09/36	--	42,000,000.00	42,000,000.00	03/09/26
9	331201009	RT	Peabody	MA	Actual/360	6.355%	187,825.56	0.00	0.00	N/A	01/01/31	--	38,000,000.00	38,000,000.00	03/01/26
9A	331201109				Actual/360	6.355%	9,885.56	0.00	0.00	N/A	01/01/31	--	2,000,000.00	2,000,000.00	03/01/26
10	331201010	MF	Lynchburg	VA	Actual/360	6.390%	196,315.00	0.00	0.00	N/A	01/01/31	--	39,500,000.00	39,500,000.00	03/01/26
11	251018380	MF	Albany	NY	Actual/360	6.445%	172,940.83	0.00	0.00	N/A	01/01/31	--	34,500,000.00	34,500,000.00	03/01/26
12	331201012	MF	Lynchburg	VA	Actual/360	6.300%	147,000.00	0.00	0.00	N/A	11/01/30	--	30,000,000.00	30,000,000.00	03/01/26
13	300802642	IN	Various	CA	Actual/360	6.503%	151,736.67	0.00	0.00	N/A	01/01/31	--	30,000,000.00	30,000,000.00	03/01/26
14	251018423	MF	Jacksonville	NC	Actual/360	6.330%	81,973.50	0.00	0.00	N/A	02/01/31	--	16,650,000.00	16,650,000.00	03/01/26
15	251018833	Various Various		IN	Actual/360	6.910%	86,528.56	0.00	0.00	N/A	02/01/31	--	16,100,000.00	16,100,000.00	03/01/26
16	251018364	OF	San Diego	CA	Actual/360	6.930%	86,240.00	0.00	0.00	N/A	01/01/31	--	16,000,000.00	16,000,000.00	03/01/26
17	310971833	RT	Reno	NV	Actual/360	6.500%	75,833.33	0.00	0.00	N/A	01/11/31	--	15,000,000.00	15,000,000.00	03/11/26
18	410972605	MF	Westland	MI	Actual/360	6.370%	69,362.22	0.00	0.00	N/A	02/11/31	--	14,000,000.00	14,000,000.00	03/11/26
19	251018307	MF	Chicago	IL	Actual/360	6.790%	73,935.56	0.00	0.00	N/A	02/01/31	--	14,000,000.00	14,000,000.00	03/01/26
20	331201020	SS	Various	Various	Actual/360	6.158%	63,916.62	0.00	0.00	N/A	02/05/31	--	13,345,000.00	13,345,000.00	03/05/26
21	300802640	LO	Franklin	TN	Actual/360	6.814%	69,692.08	0.00	0.00	N/A	01/01/31	--	13,150,000.00	13,150,000.00	03/01/26
22	251018694	MH	Various	Various	Actual/360	6.120%	54,740.00	0.00	0.00	N/A	01/01/31	--	11,500,000.00	11,500,000.00	03/01/26
23	331201023	IN	New Braunfels	TX	Actual/360	6.126%	51,005.76	0.00	0.00	N/A	01/05/31	--	10,705,000.00	10,705,000.00	03/05/26
24	251018064	LO	Humble	TX	Actual/360	7.265%	56,505.56	0.00	0.00	N/A	01/01/31	--	10,000,000.00	10,000,000.00	03/01/26
25	300802645	LO	Danville	VA	Actual/360	6.598%	49,265.07	12,033.50	0.00	N/A	02/01/31	--	9,600,000.00	9,587,966.50	03/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	331201026	MH	Bowling Green	KY	Actual/360	6.840%	46,816.00	0.00	0.00	N/A	02/01/31	--	8,800,000.00	8,800,000.00	03/01/26
27	331201027	RT	New York	NY	Actual/360	6.350%	41,980.56	0.00	0.00	N/A	01/05/31	--	8,500,000.00	8,500,000.00	03/05/26
28	331201028	RT	Finksburg	MD	Actual/360	6.173%	38,409.78	0.00	0.00	N/A	02/01/31	--	8,000,000.00	8,000,000.00	03/01/26
29	251018148	MH	Various	Various	Actual/360	6.650%	37,757.22	0.00	0.00	N/A	02/01/31	--	7,300,000.00	7,300,000.00	03/01/26
30	300802644	RT	Gastonia	NC	Actual/360	6.679%	34,363.46	0.00	0.00	N/A	01/01/31	--	6,615,000.00	6,615,000.00	03/01/26
31	410972253	SS	Lawrence Township	NJ	Actual/360	5.967%	27,846.00	0.00	0.00	N/A	12/11/30	--	6,000,000.00	6,000,000.00	03/11/26
32	300802641	LO	Monaca	PA	Actual/360	6.997%	27,591.50	0.00	0.00	N/A	01/01/31	--	5,070,000.00	5,070,000.00	03/01/26
33	331201033	MH	Phoenix	AZ	Actual/360	6.275%	23,914.72	0.00	0.00	N/A	01/01/31	--	4,900,000.00	4,900,000.00	03/01/26
34	251018570	MH	Various	Various	Actual/360	6.080%	21,989.33	0.00	0.00	N/A	02/01/31	--	4,650,000.00	4,650,000.00	03/01/26
35	251018044	MH	Slidell	LA	Actual/360	6.590%	21,911.75	0.00	0.00	N/A	01/01/31	--	4,275,000.00	4,275,000.00	03/01/26
36	251017715	MU	Sandy Springs	GA	Actual/360	7.585%	22,122.92	0.00	0.00	N/A	01/01/31	--	3,750,000.00	3,750,000.00	03/01/26
37	251018285	MH	Farmington	NM	Actual/360	6.370%	11,766.81	0.00	0.00	N/A	12/01/30	--	2,375,000.00	2,375,000.00	03/01/26
Totals							4,679,219.97	12,033.50	0.00				962,030,000.00	962,017,966.50
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	0.00	0.00				0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

Historical Detail

					Delinquencies¹								Prepayments			Rate and Maturities
	30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/26 0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.253584%	6.235206%	58
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																	Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹
		Total	Performing	Non-Performing		REO/Foreclosure
	Past Maturity	0	0	0		0
	0 - 6 Months	0	0	0		0
	7 - 12 Months	0	0	0		0
	13 - 24 Months	0	0	0		0
	25 - 36 Months	0	0	0		0
	37 - 48 Months	0	0	0		0
	49 - 60 Months	920,017,967	920,017,967	0		0
	> 60 Months	42,000,000	42,000,000	0		0

Historical Delinquency Information
	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure
Mar-26	962,017,967	962,017,967	0	0	0	0

(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29